Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Assets Held for Sale

Assets classified as held for sale

Million US dollar	31 December 2018	31 December 2017
Balance at the end of previous year	133	16 458
Disposals from SAB transaction-related divestitures	—	(15 514)
Reclassified to assets held for sale in the period	35	91
Disposals	(128)	(26)
Effect of movements in foreign exchange	(1)	132
Other movements	—	(1 008)

Balance at the end of year	39	133

Summary of Liabilities Associated With Assets Held for Sale

Liabilities associated with assets held for sale

Million US dollar	31 December 2018	31 December 2017
Balance at the end of previous year	—	2 174
Disposals from SAB transaction-related divestitures	—	(1 166)
Other movements	—	(1 008)

Balance at the end of year	—	—